Income Taxes - Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes And Tax Related [Line Items]
Net income before provision for income tax	$ 555,593	¥ 3,867,919	¥ 3,439,535	¥ 2,549,735
Income tax expense at statutory tax rate		966,980	859,884	637,434
Permanent differences		24,406	20,135	(446)
Change in valuation allowance		39,427	98,862	5,990
Effect of income tax rate difference in other jurisdictions		257,449	156,136	80,085
Effect of tax holidays and preferential tax rates		(404,461)	(435,369)	(278,062)
Provision for income tax	$ 126,950	¥ 883,801	¥ 699,648	¥ 445,001
PRC [Member]
Income Taxes And Tax Related [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%